Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

14. INVENTORIES

As at December 31,	2025	2024
Product
Crude Oil	1,643	2,297
Diluent	548	401
Natural Gas and NGLs	55	77
Refined Products	631	1,176
Total Product	2,877	3,951
Parts and Supplies	472	545
	3,349	4,496
For the year ended December 31, 2025, approximately $36.6 billion of produced and purchased inventory, excluding DD&A, was recorded as an expense (2024 – approximately $42.8 billion).
As at December 31, 2025, and December 31, 2024, the Company had no product inventory write-downs.